Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	XRF
Entity Registrant Name	China Rapid Finance Ltd
Entity Central Index Key	0001346610
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38051
Entity Address, Address Line One	2nd Floor, Building D
Entity Address, Address Line Two	BenQ Plaza
Entity Address, Address Line Three	207 Songhong Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Business Contact
Document and Entity Information [Line Items]
Entity Address, Address Line One	2nd Floor, Building D
Entity Address, Address Line Two	BenQ Plaza
Entity Address, Address Line Three	207 Songhong Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Contact Personnel Name	Steven Foo
City Area Code	21
Local Phone Number	6032-5999
Contact Personnel Email Address	IR@crfchina.com
Class A Ordinary Shares
Document and Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	58,973,604
Class B Ordinary Shares
Document and Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	6,785,606